SEGMENT AND GEOGRAPHIC INFORMATION (Goodwill and Acquired Intangible Assets by Segment) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online Degree Programs [Member] CNY	Dec. 31, 2011 Online Degree Programs [Member] CNY	Dec. 31, 2012 Online Tutoring Programs [Member] CNY	Dec. 31, 2011 Online Tutoring Programs [Member] CNY	Dec. 31, 2012 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2011 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2012 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2011 International And Elite Curriculum Programs [Member] CNY
Segment Reporting Information [Line Items]
Acquired intangible assets, net	$ 8,748	54,499	63,638		43,798	45,781	4,324	4,350	2,442	2,695	3,935	10,812
Goodwill	$ 6,943	43,255	43,255	43,255	17,960	17,960	20,798	20,798			4,497	4,497